As filed with the U.S. Securities and Exchange Commission on May 13, 2015

1933 Act File No. 333-
1940 Act File No. 811-22974

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

and

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 9

EAGLE POINT CREDIT COMPANY INC.

(Exact name of Registrant as specified in charter)

20 Horseneck Lane
Greenwich, CT 06830

(Address of Principal Executive Offices)

(203) 340-8500

(Registrant’s telephone number, including Area Code)

Thomas P. Majewski
20 Horseneck Lane
Greenwich, CT 06830

(Name and address of agent for service)

Copies of Communications to:

Thomas J. Friedmann Nauman S. Malik Dechert LLP 1900 K Street, N.W. Washington, DC 20006 (202) 261-3300	Anna T. Pinedo Morrison & Foerster LLP 250 West 55th Street New York, New York 10019 (212) 468-8179

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

If appropriate, check the following boxes:

☐This post-effective amendment designates a new effective date for a previously filed registration statement.

☒This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-202914.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Preferred stock, par value $0.001 per share	$5,750,000	$668.15

(1)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.
(2)	Includes shares that may be offered to the underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional shares of preferred stock, par value $0.001 per share, of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File Nos.333-202914 and 811-22974), including the prospectus included therein and the exhibits thereto (other than the consents filed herewith), declared effective on May 13, 2015, are incorporated herein by reference.

UNDERTAKING

The Registrant hereby certifies to the Commission that (i) it will instruct its bank to pay the Commission the filing fee set forth on the cover page of this registration statement by wire transfer of such amount to the Commission’s account as soon as practicable (but no later than the close of business on May 14, 2015); (ii) it will not revoke such instruction; (iii) it has sufficient funds in the relevant account to cover the amount of such filing fee; and (iv) it will confirm receipt of such instructions by its bank during the bank’s regular business hours no later than May 14, 2015.

PART C — OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements:

The Registrant’s consolidated financial statements as of and for the period ended December 31, 2014, notes to the financial statements and report of independent public accountants thereon are incorporated by reference into Part A.

2. Exhibits:

(a)(1)	Form of Certification of Incorporation(3)
(a)(2)	Form of Certificate of Designation for the 7.75% Series A Term Preferred Stock due 2022 (included in the prospectus as Appendix B)
(b)	Form of Amended and Restated Bylaws(5)
(c)	Not applicable
(d)	Not applicable
(e)	Dividend Reinvestment Plan(3)
(f)	Not applicable
(g)	Form of Investment Advisory Agreement by and between Registrant and Eagle Point Credit Management LLC(1)
(h)(1)	Form of Underwriting Agreement(6)
(h)(2)	Form of Master Agreement among Underwriters(4)
(i)	Not applicable
(j)	Form of Custodian Agreement(1)
(k)(1)	Form of Administration Agreement by and between Registrant and Eagle Point Administration LLC(1)
(k)(2)	Form of License Agreement between Registrant and Eagle Point Credit Management LLC(2)
(k)(3)	Form of Transfer Agency and Registrar Services Agreement between Registrant and American Stock Transfer & Trust Company, LLC(3)
(k)(4)	Services Agreement, dated November 1, 2014 by and among SS&C Technologies, Inc., the Registrant, Eagle Point Administration LLC and Eagle Point Credit Management LLC(6)
(l)	Opinion and Consent of Counsel
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)(1)	Code of Ethics of the Registrant(2)
(r)(2)	Code of Ethics of Eagle Point Credit Management LLC(3)

(1)	Previously filed on June 6, 2014 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-196590 and 811-22974) and incorporated by reference herein.
(2)	Previously filed on July 7, 2014 with Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-196590 and 811-22974) and incorporated by reference herein.
(3)	Previously filed on September 30, 2014 with Amendment No. 4 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-196590 and 811-22974) and incorporated by reference herein.
(4)	Previously filed on October 6, 2014 with Amendment No. 5 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-196590 and 811-22974) and incorporated by reference herein.
(5)	Previously filed on March 20, 2015 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-202914 and 811-22974) and incorporated by reference herein.
(6)	Previously filed on May 12, 2015 with Amendement No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-202914 and 811-22974) and incorporated by reference herein.

ITEM 26. MARKETING ARRANGEMENTS

See Form of Underwriting Agreement and Form of Master Agreement among Underwriters, filed as Exhibit (h)(1) and Exhibit (h)(2), respectively, to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-202914 and 811-22974) and incorporated by reference herein.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

SEC registration fee	$5,345
FINRA filing fee	$7,400
NYSE listing fee	$27,140
Printing and postage	$50,000
Legal fees and expenses	$120,000
Accounting fees and expenses	$55,000
Miscellaneous	$20,000
Total	$284,885

Note: Except for the SEC registration fee, the FINRA filing fee and the NYSE listing fee, all listed amounts are estimates.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

Eagle Point Credit Company Sub LLC, a Delaware limited liability company, is a wholly owned subsidiary of the Registrant.

Eagle Point Credit Company Sub (Cayman) Ltd., a Cayman Islands exempted company, is a wholly owned subsidiary of the Registrant.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

The following table sets forth the number of record holders of each class of the Registrant’s securities as of April 25, 2015:

Title of Class	Number of Record Holders
Common stock, par value $0.001 per share	8
Preferred stock, par value $0.001 per share	0

ITEM 30. INDEMNIFICATION

Directors and Officers

As permitted by Section 102 of the General Corporation Law of the State of Delaware, or the DGCL, the Registrant has adopted provisions in its certificate of incorporation, as amended, that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the corporation, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to the Registrant or its stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s certificate of incorporation and bylaws provide that all directors, officers, employees and agents of the registrant shall be entitled to be indemnified by us to the fullest extent permitted by the DGCL, subject to the requirements of the 1940 Act. Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise. Such indemnity may be against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and if, with respect to any criminal action or proceeding, the person did not have reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any expenses (including attorneys’ fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

Section 145(g) of the DGCL provides, in general, that a corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any liability asserted against the person in any such capacity, or arising out of the person’s status as such, regardless of whether the corporation would have the power to indemnify the person against such liability under the provisions of the law. We have obtained liability insurance for the benefit of our directors and officers.

Adviser and Administrator

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Eagle Point Credit Management LLC (the “Adviser”) and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as an Adviser of the Registrant.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Eagle Point Administration LLC and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from the Registrant for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of Eagle Point Administration LLC’s services under the Administration Agreement or otherwise as administrator for the Registrant.

The law also provides for comparable indemnification for corporate officers and agents. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into indemnification agreements with its directors. The indemnification agreements are intended to provide the Registrant’s directors the maximum indemnification permitted under Delaware law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management” and “The Adviser and the Administrator.” Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-77721), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Eagle Point Credit Company Inc., 20 Horseneck Lane, Greenwich, CT 06830;
(2)	the Transfer Agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219;
(3)	the Custodian, Deutsche Bank Trust Company Americas, 1761 East St. Andrews Place, Santa Ana, CA 92705; and
(4)	the Adviser, Eagle Point Credit Management LLC, 20 Horseneck Lane, Greenwich, CT 06830.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

(1)	Registrant undertakes to suspend the offering of Series A Term Preferred Stock covered hereby until the prospectus contained herein is amended if (1) subsequent to the effective date of this Registration

Statement, the Company’s net asset value declines more than 10% from its net asset value as of the effective date of this Registration Statement, or (2) the Company’s net asset value increases by an amount greater than its net proceeds as stated in the prospectus contained herein.
(2)	Not applicable.
(3)	Not applicable.
(4)	Not applicable.
(5)	Registrant undertakes that:
(a)	For purposes of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933, as amended, shall be deemed to be part of this Registration Statement as of the time it was declared effective.
(b)	For purposes of determining any liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to a new registration statement relating to the securities at that time shall be deemed to be the initial bona fide offering thereof.
(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Greenwich, in the State of Connecticut, on the 13th day of May 2015.

EAGLE POINT CREDIT COMPANY INC.

By:	/s/ Kenneth P. Onorio Kenneth P. Onorio Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement on Form N-2 has been signed by the following persons on behalf of the Registrant, and in the capacities indicated, on the 13th day of May 2015.

Signature	Title

* Thomas P. Majewski	Chief Executive Officer and Director (Principal Executive Officer)

/s/ Kenneth P. Onorio Kenneth P. Onorio	Chief Financial Officer (Principal Financial and Accounting Officer)

* James R. Matthews	Chairman of the Board of Directors

* Scott W. Appleby	Director

* Kevin F. McDonald	Director

* Paul E. Tramontano	Director

* Jeffrey L. Weiss	Director

*By: /s/ Kenneth P. Onorio Name: Kenneth P. Onorio Title: Attorney-in-fact